Quarterly Holdings Report
for
Fidelity® Stocks For Inflation ETF
April 30, 2021
SXE-QTLY-0621
1.9896216.101

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 5.6%
Entertainment – 0.8%
Activision Blizzard, Inc.	461	$ 42,038
Electronic Arts, Inc.	260	36,941
Take-Two Interactive Software, Inc. (a)	166	29,113
		108,092
Interactive Media & Services – 3.8%
Alphabet, Inc. Class A (a)	125	294,187
Facebook, Inc. Class A (a)	557	181,070
Match Group, Inc. (a)	260	40,464
Zillow Group, Inc. Class C (a)	236	30,708
		546,429
Media – 1.0%
Comcast Corp. Class A	1,432	80,407
Fox Corp. Class A	1,063	39,778
ViacomCBS, Inc. Class B	667	27,360
		147,545
TOTAL COMMUNICATION SERVICES		802,066
CONSUMER DISCRETIONARY – 7.9%
Diversified Consumer Services – 0.6%
Grand Canyon Education, Inc. (a)	761	82,409
Hotels, Restaurants & Leisure – 1.3%
Domino's Pizza, Inc.	187	78,978
McDonald's Corp.	477	112,610
		191,588
Household Durables – 0.6%
Lennar Corp. Class A	840	87,024
Internet & Direct Marketing Retail – 1.3%
Etsy, Inc. (a)	343	68,185
Qurate Retail, Inc. Class A	5,384	64,069
Stamps.com, Inc. (a)	284	58,325
		190,579
Multiline Retail – 1.3%
Dollar General Corp.	390	83,752
Target Corp.	465	96,376
		180,128
Specialty Retail – 2.8%
AutoNation, Inc. (a)	896	91,822
Best Buy Co., Inc.	650	75,576
Lithia Motors, Inc. Class A	201	77,260
The Home Depot, Inc.	473	153,096
		397,754
TOTAL CONSUMER DISCRETIONARY		1,129,482
CONSUMER STAPLES – 10.3%
Household Products – 5.3%
Colgate-Palmolive Co.	2,794	225,476
Kimberly-Clark Corp.	1,607	214,245
The Procter & Gamble Co.	2,404	320,742
		760,463

	Shares	Value

Personal Products – 1.2%
Herbalife Nutrition Ltd. (a)	3,652	$ 167,152
Tobacco – 3.8%
Altria Group, Inc.	5,338	254,889
Philip Morris International, Inc.	3,002	285,190
		540,079
TOTAL CONSUMER STAPLES		1,467,694
ENERGY – 7.5%
Oil, Gas & Consumable Fuels – 7.5%
EQT Corp. (a)	27,656	528,230
The Williams Cos., Inc.	22,121	538,867
TOTAL ENERGY		1,067,097
FINANCIALS – 6.2%
Banks – 0.6%
SVB Financial Group (a)	151	86,347
Capital Markets – 2.5%
Affiliated Managers Group, Inc.	605	97,508
Ameriprise Financial, Inc.	353	91,215
Evercore, Inc. Class A	567	79,454
MSCI, Inc.	177	85,981
		354,158
Consumer Finance – 2.0%
Capital One Financial Corp.	712	106,145
Discover Financial Services	825	94,050
Synchrony Financial	1,964	85,905
		286,100
Insurance – 0.6%
The Progressive Corp.	876	88,248
Mortgage Real Estate Investment Trusts (REITs) – 0.5%
AGNC Investment Corp.	4,260	76,382
TOTAL FINANCIALS		891,235
HEALTH CARE – 17.8%
Biotechnology – 4.0%
Alexion Pharmaceuticals, Inc. (a)	1,132	190,946
Biogen, Inc. (a)	674	180,180
United Therapeutics Corp. (a)	978	197,126
		568,252
Health Care Equipment & Supplies – 1.4%
Hologic, Inc. (a)	2,073	135,885
Quidel Corp. (a)	703	73,667
		209,552
Health Care Providers & Services – 5.8%
Anthem, Inc.	634	240,533
HCA Healthcare, Inc.	1,037	208,499
McKesson Corp.	957	179,495
Molina Healthcare, Inc. (a)	795	202,805
		831,332

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Life Sciences Tools & Services – 6.6%
Agilent Technologies, Inc.	1,443	$ 192,842
Bio-Rad Laboratories, Inc. Class A (a)	283	178,327
Mettler-Toledo International, Inc. (a)	146	191,745
PerkinElmer, Inc.	1,205	156,204
Thermo Fisher Scientific, Inc.	468	220,068
		939,186
TOTAL HEALTH CARE		2,548,322
INDUSTRIALS – 4.3%
Air Freight & Logistics – 1.5%
Expeditors International of Washington, Inc.	572	62,840
FedEx Corp.	244	70,836
United Parcel Service, Inc. Class B	420	85,621
		219,297
Construction & Engineering – 0.5%
Quanta Services, Inc.	693	66,972
Machinery – 0.4%
Cummins, Inc.	233	58,725
Professional Services – 0.5%
ManpowerGroup, Inc.	564	68,182
Road & Rail – 0.5%
Old Dominion Freight Line, Inc.	265	68,320
Trading Companies & Distributors – 0.9%
United Rentals, Inc. (a)	210	67,189
WW Grainger, Inc.	142	61,563
		128,752
TOTAL INDUSTRIALS		610,248
INFORMATION TECHNOLOGY – 22.2%
Electronic Equipment, Instruments & Components – 0.3%
Arrow Electronics, Inc. (a)	408	46,540
IT Services – 3.3%
Accenture PLC Class A	340	98,590
Cognizant Technology Solutions Corp. Class A	641	51,536
Mastercard, Inc. Class A	372	142,126
Paychex, Inc.	520	50,695
PayPal Holdings, Inc. (a)	495	129,834
		472,781
Semiconductors & Semiconductor Equipment – 6.1%
Applied Materials, Inc.	650	86,261
Broadcom, Inc.	200	91,240
Intel Corp.	1,865	107,293
KLA Corp.	180	56,763
Lam Research Corp.	119	73,834
NVIDIA Corp.	252	151,296
Qorvo, Inc. (a)	250	47,043
QUALCOMM, Inc.	566	78,561

	Shares	Value

Skyworks Solutions, Inc.	260	$ 47,146
Teradyne, Inc.	366	45,779
Texas Instruments, Inc.	495	89,352
		874,568
Software – 7.9%
Adobe, Inc. (a)	220	111,835
Cadence Design Systems, Inc. (a)	368	48,491
Digital Turbine, Inc. (a)	611	46,088
Microsoft Corp.	2,375	598,928
Oracle Corp.	1,170	88,674
ServiceNow, Inc. (a)	123	62,284
The Trade Desk, Inc. Class A (a)	58	42,300
VMware, Inc. Class A (a)	293	47,123
Zoom Video Communications, Inc. Class A (a)	160	51,131
Zscaler, Inc. (a)	202	37,903
		1,134,757
Technology Hardware, Storage & Peripherals – 4.6%
Apple, Inc.	4,973	653,751
TOTAL INFORMATION TECHNOLOGY		3,182,397
MATERIALS – 7.9%
Chemicals – 2.6%
The Chemours Co.	12,440	375,688
Construction Materials – 2.7%
Eagle Materials, Inc.	2,838	392,041
Metals & Mining – 2.6%
Newmont Corp.	5,861	365,785
TOTAL MATERIALS		1,133,514
REAL ESTATE – 6.2%
Equity Real Estate Investment Trusts (REITs) – 6.2%
Extra Space Storage, Inc.	2,043	303,774
Public Storage	1,053	296,061
VICI Properties, Inc.	8,867	281,084
TOTAL REAL ESTATE		880,919
UTILITIES – 4.0%
Electric Utilities – 2.9%
NextEra Energy, Inc.	3,117	241,599
NRG Energy, Inc.	4,812	172,366
		413,965
Independent Power and Renewable Electricity Producers – 1.1%
Vistra Corp.	9,593	161,834
TOTAL UTILITIES		575,799
TOTAL COMMON STOCKS (Cost $13,543,876)		14,288,773

Quarterly Report	3

Money Market Fund – 0.0%
	Shares	Value
Fidelity Cash Central Fund, 0.04% (b) (Cost $1,771)	1,771	$ 1,771
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $13,545,647)		14,290,544
NET OTHER ASSETS (LIABILITIES) – 0.1%		11,365
NET ASSETS – 100.0%		$ 14,301,909

Legend
(a)	Non-income producing.
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
4	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	5

6	Quarterly Report